Statements of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flow from operating activities
Profit before income tax and social contribution	R$ 4,272,750	R$ 3,170,156	R$ 1,326,002
Adjustments for:
Depreciation and amortization	2,450,849	2,253,322	2,037,112
Residual value of property, plant and equipment, intangible assets and investment properties written-off	10,110	27,754	16,590
Bad debt expense	782,057	643,730	444,826
Agreement signed with the municipality of Mauá			(280,774)
Provisions and inflation adjustment of provisions	630,689	380,624	444,090
Interest calculated on borrowings and financing payable	1,091,592	647,980	559,931
Inflation adjustment and exchange (losses) gains on borrowings and financing	(301,716)	177,269	2,267,179
Interest and inflation adjustments on liabilities	22,225	37,202	20,931
Interest and inflation adjustments on assets	(400,057)	(171,173)	(46,946)
Finance charges from customers	(328,486)	(349,491)	(344,513)
Construction margin on intangible assets arising from concession agreements	(109,369)	(98,402)	(86,477)
Provision for Consent Decree (TAC) and Knowledge Retention Program (PRC)	(1,238)	3,195	1,684
Equity results of investments in affiliaties	(24,551)	(22,079)	(14,136)
Interest and monetary restatement (PPP)	489,197	464,398	424,639
Transfer to the São Paulo Municipal Government	167,714	131,878	142,232
Pension plan obligations	183,262	176,673	136,585
Other adjustments	15,488	15,152	5,283
Total Adjustments	8,950,516	7,488,188	7,054,238
Changes in assets
Trade receivables	(489,885)	(742,260)	(213,084)
Accounts receivable from related parties	(295,091)	20,665	83,419
Inventories	(10,741)	(8,658)	(34,394)
Recoverable taxes	33,198	(253,432)	(342,127)
Escrow deposits	5,348	43,865	35,630
Other assets	18,264	31,386	(36,264)
Changes in liabilities
Trade payables and contractors	(220,462)	(245,501)	(248,404)
Services payable	86,501	(116,601)	(162,560)
Accrued payroll and related taxes	73,126	12,478	(185,020)
Taxes and contributions payable	120,853	196,255	384,676
Deferred Cofins and Pasep	267	10,012	5,751
Provisions	(468,398)	(184,433)	(227,596)
Pension plan obligations	(239,174)	(215,937)	(123,014)
Other liabilities	(722,549)	(68,260)	(13,306)
Cash generated from operations	6,841,773	5,967,767	5,977,945
Interest paid	(1,505,488)	(845,445)	(626,625)
Income tax and social contribution paid	(1,368,686)	(1,208,569)	(373,112)
Net cash generated from operating activities	3,967,599	3,913,753	4,978,208
Cash flows from investing activities
Acquisition of contract assets and intangible assets	(3,550,537)	(3,696,669)	(3,299,657)
Restricted cash	(9,007)	7,275	(9,724)
Financial investments	755,512	1,076,468	(3,411,146)
Investment properties	(648)
Investment increase/(decrease)			(5,734)
Purchase of property, plant and equipment	(73,668)	(50,281)	(42,407)
Net cash used in investing activities	(2,878,348)	(2,663,207)	(6,768,668)
Borrowings and financing
Proceeds from loans	2,807,026	2,922,811	4,777,474
Payment of loans	(1,536,724)	(2,896,604)	(3,244,099)
Payment of interest on capital	(603,541)	(254,218)	(890,095)
Public-Private Partnership - PPP	(590,201)	(579,486)	(543,346)
Program Contract Commitments	(16,255)	(121,521)	(166,283)
Net cash generated by (used in) financing activities	60,305	(929,018)	(66,349)
Increase / (decrease) in cash and cash equivalents	1,149,556	321,528	(1,856,809)
Represented by:
Cash and cash equivalents at the beginning of the year	717,929	396,401	2,253,210
Cash and cash equivalents at the end of the year	1,867,485	717,929	396,401
Increase / (decrease) in cash and cash equivalents	R$ 1,149,556	R$ 321,528	R$ (1,856,809)